ORGANIZATION AND BUSINESS DESCRIPTION	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 - ORGANIZATION AND BUSINESS DESCRIPTION

KB Global Holdings Limited (the “Company”) is incorporated in the Cayman Islands on 17 November 2017 with the authorized capital of 5 billion ordinary shares, par value of $0.00001 per share.

On November 20, 2017, Kesheng Global (HK) Limited, or Kesheng HK, was incorporated in Hong Kong as a wholly-owned subsidiary of KB Global Holdings Limited.

On January 18, 2018, Suzhou Keju Enterprise Management Consulting Limited, or Suzhou Keju, our Wholly Foreign-Owned Enterprise (the “WFOE”), was incorporated in Suzhou, PRC, with registered capital of $10 million, as a wholly-owned subsidiary of Kesheng HK.

Beijing Kezhao Technology Co., Ltd. (the “BJKZ”) was incorporated in PRC on August 13, 2018. BJKZ is an information technology company which engaged in information technology development and consulting services.

On November 30, 2018, WFOE entered into an exclusive business cooperation agreement with the shareholders of BJKZ, through which WFOE has gained full control over the management and receive the economic benefits of BJKZ.